Short-Term Loans (Details) $ in Thousands, ¥ in Millions	Apr. 01, 2024	Feb. 21, 2024 USD ($)	Feb. 21, 2024 CNY (¥)	Oct. 07, 2023 USD ($)	Oct. 07, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Mar. 23, 2022 USD ($)	Mar. 23, 2022 CNY (¥)	Mar. 16, 2022 USD ($)	Mar. 16, 2022 CNY (¥)	Mar. 04, 2022 USD ($)	Mar. 04, 2022 CNY (¥)
Short-Term Loans [Line Items]
Short term debt		$ 1,400	¥ 10.0	$ 420	¥ 3.0	$ 720	¥ 5.0	$ 720	¥ 5.0	$ 670	¥ 4.5	$ 300	¥ 2.0	$ 750	¥ 5.0
Annual interest rate		2.95%	2.95%			3.70%	3.70%	3.40%	3.40%	4.45%	4.45%	5.13%	5.13%	4.00%	4.00%
Maturity date of the loan	April 1, 2022	February 20, 2025	February 20, 2025			February 27, 2024	February 27, 2024	January 30, 2024	January 30, 2024	March 22, 2023	March 22, 2023			March 3, 2023	March 3, 2023
Wuxi Mingteng Mould [Member]
Short-Term Loans [Line Items]
Short term debt		$ 280	¥ 2.0